Putnam International Equity Fund
The fund's portfolio
9/30/22 (Unaudited)

COMMON STOCKS (96.5%)(a)
	Shares	Value
Australia (2.0%)
BHP Group, Ltd. (ASE Exchange)	489,894	$12,200,763

		12,200,763
Canada (3.7%)
Canadian Natl Railway Co.	79,400	8,574,867
Thomson Reuters Corp.	129,600	13,303,855

		21,878,722
France (14.1%)
AXA SA	411,260	9,004,436
BNP Paribas SA	176,418	7,447,900
Capgemini SE	74,736	11,943,603
LVMH Moet Hennessy Louis Vuitton SA	27,816	16,351,220
Publicis Groupe SA	147,645	6,986,240
Sanofi	150,407	11,479,105
Thales SA	99,837	11,012,012
Worldline SA/France(NON)	258,885	10,123,738

		84,348,254
Germany (8.2%)
Deutsche Boerse AG	107,964	17,774,871
Deutsche Telekom AG	480,830	8,242,424
Merck KGaA	92,821	15,148,707
Rheinmetall AG	52,201	8,085,541

		49,251,543
Hong Kong (1.9%)
CK Hutchison Holdings, Ltd.	2,079,500	11,419,667

		11,419,667
Ireland (6.2%)
Bank of Ireland Group PLC	2,240,089	14,319,761
CRH PLC	323,158	10,347,929
Flutter Entertainment PLC(NON)	57,729	6,326,765
ICON PLC(NON)	33,800	6,211,764

		37,206,219
Japan (19.9%)
Asahi Group Holdings, Ltd.	391,100	12,132,442
Chugai Pharmaceutical Co., Ltd.	340,000	8,489,483
Hoya Corp.	113,200	10,883,599
ITOCHU Corp.	323,700	7,845,154
Japan Exchange Group, Inc.	571,700	7,728,223
Minebea Mitsumi, Inc.	509,200	7,552,284
Mitsubishi Corp.	584,700	16,058,056
Mitsubishi UFJ Financial Group, Inc.	3,378,500	15,235,096
Murata Manufacturing Co., Ltd.	129,600	5,953,167
Pan Pacific International Holdings Corp.	287,500	5,051,946
Renesas Electronics Corp.(NON)	1,336,500	11,138,553
Sony Group Corp.	141,000	9,075,087
TechnoPro Holdings, Inc.	103,100	2,167,368

		119,310,458
Netherlands (4.4%)
ASML Holding NV	13,286	5,510,917
Universal Music Group NV	549,648	10,360,910
Wolters Kluwer NV	108,687	10,581,884

		26,453,711
Portugal (1.4%)
Jeronimo Martins SGPS SA	434,077	8,087,390

		8,087,390
Singapore (2.9%)
DBS Group Holdings, Ltd.	759,900	17,568,864

		17,568,864
South Korea (2.8%)
Hana Financial Group, Inc.	361,467	8,877,794
SK Telecom Co., Ltd.	220,396	7,785,273

		16,663,067
Switzerland (2.0%)
Lonza Group AG	24,239	11,787,641

		11,787,641
United Arab Emirates (1.8%)
Network International Holdings PLC(NON)	3,143,536	10,644,091

		10,644,091
United Kingdom (22.4%)
Anglo American PLC (London Exchange)	308,639	9,323,484
AstraZeneca PLC	199,855	21,978,066
Coca-Cola Europacific Partners PLC	347,600	14,814,712
Diageo PLC	406,280	17,029,530
Experian PLC	458,404	13,439,128
InterContinental Hotels Group PLC	120,605	5,786,097
JD Sports Fashion PLC	3,960,653	4,325,857
London Stock Exchange Group PLC	189,647	15,991,698
Prudential PLC	1,186,748	11,659,890
Shell PLC (London Exchange)	780,232	19,412,402

		133,760,864
United States (2.8%)
Booz Allen Hamilton Holding Corp.	102,000	9,419,700
Linde PLC	26,223	7,171,121

		16,590,821

Total common stocks (cost $661,848,059)		$577,172,075

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.625%, 8/15/29(i)	$32,000	$27,662

Total U.S. treasury obligations (cost $27,662)		$27,662

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	18,974,484	$18,974,484
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(P)	Shares	1,839,000	1,839,000
U.S. Treasury Bills 2.441%, 10/11/22(SEGSF)		$2,500,000	2,498,639
U.S. Treasury Bills 2.601%, 10/25/22(SEGSF)		700,000	698,916
U.S. Treasury Bills 2.680%, 11/1/22(SEGSF)		200,000	199,570

Total short-term investments (cost $24,210,172)			$24,210,609
TOTAL INVESTMENTS

Total investments (cost $686,085,893)			$601,410,346

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $290,170,891) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/19/22	$7,099,189	$7,536,904	$(437,715)
		Canadian Dollar	Sell	10/19/22	4,722,372	5,045,049	322,677
		Hong Kong Dollar	Buy	11/16/22	12,354,247	12,370,464	(16,217)
		Japanese Yen	Buy	11/16/22	3,843,077	4,271,582	(428,505)
		New Taiwan Dollar	Sell	11/16/22	11,368	12,040	672
		Norwegian Krone	Buy	12/21/22	4,423,303	4,895,362	(472,059)
		Swedish Krona	Buy	12/21/22	2,288,480	2,420,142	(131,662)
		Swiss Franc	Buy	12/21/22	269,920	277,207	(7,287)
	Barclays Bank PLC
		New Taiwan Dollar	Buy	11/16/22	11,368	12,057	(689)
		Swedish Krona	Buy	12/21/22	1,040,986	1,100,242	(59,256)
		Swiss Franc	Buy	12/21/22	7,536,093	7,736,723	(200,630)
	Citibank, N.A.
		Australian Dollar	Buy	10/19/22	243,999	259,005	(15,006)
		Danish Krone	Buy	12/21/22	18,032,409	18,645,242	(612,833)
	Goldman Sachs International
		British Pound	Sell	12/21/22	4,865,047	5,043,344	178,297
		Chinese Yuan (Offshore)	Buy	11/16/22	174,528	184,651	(10,123)
		Japanese Yen	Buy	11/16/22	5,600,285	5,641,172	(40,887)
		South Korean Won	Sell	11/16/22	4,824,642	5,136,753	312,111
		Swiss Franc	Buy	12/21/22	6,683,833	6,859,414	(175,581)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/19/22	6,558,925	6,964,076	(405,151)
		British Pound	Sell	12/21/22	10,559,100	10,947,295	388,195
		Danish Krone	Sell	12/21/22	1,717,663	1,747,231	29,568
		Swedish Krona	Buy	12/21/22	2,003,035	2,117,143	(114,108)
	JPMorgan Chase Bank N.A.
		Hong Kong Dollar	Sell	11/16/22	2,839,377	2,842,802	3,425
		New Zealand Dollar	Buy	10/19/22	1,372,168	1,509,953	(137,785)
		Singapore Dollar	Sell	11/16/22	1,613,525	1,611,452	(2,073)
		South Korean Won	Sell	11/16/22	12,233,413	13,380,108	1,146,695
		Swedish Krona	Buy	12/21/22	5,584,840	5,905,782	(320,942)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/21/22	16,402,165	16,944,210	542,045
		Canadian Dollar	Buy	10/19/22	1,196,392	1,203,074	(6,682)
		Euro	Sell	12/21/22	5,738,536	5,888,299	149,763
		Japanese Yen	Buy	11/16/22	1,692,236	1,866,107	(173,871)
		New Zealand Dollar	Buy	10/19/22	1,069,157	1,176,523	(107,366)
		Swedish Krona	Buy	12/21/22	2,077,561	2,381,479	(303,918)
		Swiss Franc	Buy	12/21/22	9,125,677	9,371,190	(245,513)
	NatWest Markets PLC
		Canadian Dollar	Sell	10/19/22	3,413,124	3,646,600	233,476
		Swedish Krona	Buy	12/21/22	5,853,469	6,190,953	(337,484)
		Swiss Franc	Buy	12/21/22	5,606,504	5,757,043	(150,539)
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	10/19/22	1,017,733	1,068,189	(50,456)
		Chinese Yuan (Offshore)	Buy	11/16/22	1,964,384	2,078,730	(114,346)
		Euro	Sell	12/21/22	8,250,366	8,467,523	217,157
		Hong Kong Dollar	Sell	11/16/22	2,531,733	2,534,533	2,800
		Israeli Shekel	Buy	10/19/22	4,598,484	4,680,056	(81,572)
		Japanese Yen	Buy	11/16/22	2,852,732	2,878,161	(25,429)
		Singapore Dollar	Sell	11/16/22	1,701,571	1,772,885	71,314
		Swiss Franc	Buy	12/21/22	1,840,399	1,890,166	(49,767)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	10/19/22	7,657,865	8,181,660	523,795
		Euro	Sell	12/21/22	1,747,553	1,784,138	36,585
		Singapore Dollar	Sell	11/16/22	4,698,546	4,895,490	196,944
		Swiss Franc	Buy	12/21/22	4,321,678	4,437,709	(116,031)
	UBS AG
		British Pound	Sell	12/21/22	516,229	534,721	18,492
		Canadian Dollar	Sell	10/19/22	5,556,162	5,926,301	370,139
		Euro	Sell	12/21/22	2,377,433	2,436,658	59,225
		Swiss Franc	Buy	12/21/22	18,177,897	18,642,031	(464,134)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/19/22	10,154,165	10,768,909	(614,744)
		British Pound	Sell	12/21/22	8,754,312	9,067,588	313,276
		Canadian Dollar	Sell	10/19/22	3,076,799	3,310,166	233,367
		Euro	Sell	12/21/22	3,058,193	3,136,928	78,735
		Japanese Yen	Sell	11/16/22	2,549,240	2,779,676	230,436

	Unrealized appreciation						5,659,189

	Unrealized (depreciation)						(6,430,361)

	Total						$(771,172)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $597,992,310.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
	Short-term investments
	Putnam Short Term Investment Fund*	$24,253,996	$66,454,845	$71,734,357	$98,016	$18,974,484

	Total Short-term investments	$24,253,996	$66,454,845	$71,734,357	$98,016	$18,974,484
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,523,269.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.0%
	Industrials	20.0
	Health care	14.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,606,672 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,523,269 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$12,200,763	$—
Canada	21,878,722	—	—
France	—	84,348,254	—
Germany	—	49,251,543	—
Hong Kong	—	11,419,667	—
Ireland	6,211,764	30,994,455	—
Japan	—	119,310,458	—
Netherlands	—	26,453,711	—
Portugal	—	8,087,390	—
Singapore	—	17,568,864	—
South Korea	—	16,663,067	—
Switzerland	—	11,787,641	—
United Arab Emirates	—	10,644,091	—
United Kingdom	14,814,712	118,946,152	—
United States	9,419,700	7,171,121	—

Total common stocks	52,324,898	524,847,177	—
U.S. treasury obligations	—	27,662	—
Short-term investments	1,839,000	22,371,609	—

Totals by level	$54,163,898	$547,246,448	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(771,172)	$—

Totals by level	$—	$(771,172)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$324,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com